CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Limited partners’ equity	Foreign currency translation	Revaluation surplus	Actuarial gains (losses) on defined benefit plans	Cash flow hedges	Investments in equity securities	Total limited partners’ equity	Preferred limited partners’ equity	Preferred equity	Class A shares of BEPC	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2017	$ 15,562	$ (259)	$ (378)	$ 4,616	$ (9)	$ (29)	$ 15	$ 3,956	$ 511	$ 616		$ 7,578	$ 58	$ 2,843
Net income (loss)	583	23						23	38	26	$ 439	41	16	583
Other comprehensive income (loss)	3,891		(205)	1,149	3	5	(8)	944		(48)		2,303	13	679
Preferred units issued	196								196
LP units purchased for cancellation	(51)	(51)						(51)
Capital contributions	537											537
Acquisition	21											21
Distributions or dividends declared	(1,383)	(355)						(355)	(38)	(26)		(664)	(45)	(255)
Distribution reinvestment plan	8	8						8
Other	38	(293)	(69)	355		(10)	(3)	(20)				75		(17)
Change in year	3,840	(668)	(274)	1,504	3	(5)	(11)	549	196	(48)		2,711	9	423
Ending balance at Dec. 31, 2018	19,402	(927)	(652)	6,120	(6)	(34)	4	4,505	707	568		10,289	67	3,266
Net income (loss)	80	(88)						(88)	44	26		113	50	(65)
Other comprehensive income (loss)	1,945		(35)	544	(4)	1	19	525		28		1,004	7	381
Preferred units issued	126								126
Capital contributions	674											674
Disposals	(172)											(172)
Distributions or dividends declared	(1,607)	(370)						(370)	(44)	(26)		(844)	(55)	(268)
Distribution reinvestment plan	6	6						6
Other	26	265	(13)	(242)	1	1	(11)	1		1		22	(1)	3
Change in year	1,078	(187)	(48)	302	(3)	2	8	74	126	29		797	1	51
Ending balance at Dec. 31, 2019	20,480	(1,114)	(700)	6,422	(9)	(32)	12	4,579	833	597	0	11,086	68	3,317
Net income (loss)	(45)	(184)						(184)	54	25	(49)	180	62	(133)
Other comprehensive income (loss)	2,274		(249)	827		(6)	5	577		12	152	1,112	8	413
Preferred units issued	195								195
Capital contributions	520											520
Return of capital	(147)											(147)
Disposals	(15)	17		(17)								(15)
Distributions or dividends declared	(1,415)	(349)						(349)	(54)	(25)	(116)	(551)	(70)	(250)
Distribution reinvestment plan	6	6						6
Special distribution/TerraForm Power acquisition	0	634	280	(1,465)	2	1	(13)	(561)			2,134	(1,101)	(10)	(462)
Other	(86)	2	(51)	(172)	1	(2)	(1)	(223)			287	16	(2)	(164)
Change in year	1,287	126	(20)	(827)	3	(7)	(9)	(734)	195	12	2,408	14	(12)	(596)
Ending balance at Dec. 31, 2020	$ 21,767	$ (988)	$ (720)	$ 5,595	$ (6)	$ (39)	$ 3	$ 3,845	$ 1,028	$ 609	$ 2,408	$ 11,100	$ 56	$ 2,721